Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,280,680	$ 1,300,515	$ 1,008,011
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	875,935	985,953	753,477
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	208,640	225,217	185,134
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 196,105	$ 89,345	$ 69,400